Dreyfus Large Company Value Fund

Investing in value stocks for capital appreciation


   Prospectus March 1, 1999
                    As revised, August 1, 1999


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

                                       Contents

                                       The Fund

                                   2        Goal/Approach
                                   3        Main Risks
                                   4        Past Performance
                                   5        Expenses
                                   6        Management
                                   7        Financial Highlights
                                            Your Investment
                                   8        Account Policies
                                   11       Distributions and Taxes
                                   12       Services for Fund Investors
                                   14       Instructions for Regular Accounts
                                   16       Instructions for IRAs
                                            For More Information
                                            Back Cover

What every investor should know about the fund

Information for managing your fund account

Where to learn more about this and other Dreyfus funds
[Page]

The Fund

Dreyfus Large Company Value Fund
Ticker Symbol: DLCVX

Goal/Approach

The fund seeks capital appreciation. To pursue this goal, it invests at least 65% of total assets in large-capitalization value companies (those whose total market value is more than $900 million). As of December 31, 1998, the fund's dollar-weighted average market capitalization was $34.4 billion. The fund's stock investments may include common stocks, preferred stocks and convertible securities of both U.S. and foreign issuers. The fund's economic sector weightings generally approximate those of the Russell 1000 Value Index.


In choosing stocks, the portfolio manager looks for value companies. The manager uses proprietary computer models to identify stocks that appear favorably priced and that may benefit from the current market and economic environment. The manager then reviews these stocks for factors that could signal a rise in price, such as:

  *  new products or markets
  *  opportunities for greater market share
  *  more effective management
  *  positive changes in corporate structure or market perception

The fund typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or falls short of the manager's expectations.

Information on the fund's recent strategies and holdings can be found in the current annual/semiannual report (see back cover).

Concepts to understand

Large companies: established companies that are considered "known quantities." Large companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies.

Value companies: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.


[Page 2]

Main Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the fund will go up and down, which means that you could lose money.

Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks). While there is the risk that a value stock may never reach what the manager believes is its full value or may even go down in value, the fund's emphasis on large company value stocks could potentially limit the downside risk of the fund because value stocks in theory are already underpriced and large company stocks tend to be less volatile than small company stocks. In the long run, the fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

In searching for attractive large company value stocks, the fund may invest a portion of its assets in foreign securities, which could carry additional risks such as changes in currency exchange rates, a lack of adequate company information and political instability.


Under adverse market conditions, the fund could invest some or all of its assets in money market securities. Although the fund would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market.



Other potential risks

The fund may, at times, invest in derivative securities, such as options and futures, and in foreign currencies. It may also sell short, which involves selling a security it does not own in anticipation of a decline in the market price of the security. When employed, these practices are used primarily to hedge the fund's portfolio but may be used to increase returns; however, such practices sometimes may reduce returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the fund's performance.

The fund can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the fund's gains or losses.

The Fund       [Page 3]

Past Performance


The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's performance from year to year. The second table compares the fund's performance over time to that of the Russell 1000 Value Index, and the Wilshire Large Company Value Index, which are unmanaged indexes of stock performance. Both tables assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.


Year-by-year total return as of 12/31 each year (%)


                            -1.01  43.05  31.41  15.99 13.77
89   90   91   92   93   94    94     95     96     97    98

Best Quarter:             Q4 '98            +16.94%
Worst Quarter:            Q3 '98            -11.94%


The fund's year-to-date total return as of 6/30/99 was 8.95%.



Average annual total return as of 12/31/98


                                                            Inception
                                 1 Year       5 Years       (12/29/93)
------------------------------------------------------------------------
Fund                             13.77%       19.68%         19.49%


Russell 1000
Value Index                      15.63%       20.85%        20.85%*


Wilshire Large
Company
Value Index                      11.25%       19.02%        19.02%*


* For comparative purposes, the value of each index on 12/31/93 is used as the beginning value on 12/29/93.

What this fund is - and isn't

This fund is a mutual fund:
a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

[Page 4]

Expenses

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge
(load) or Rule 12b-1 distribution fees.

Fee table

Shareholder transaction fees
% of transaction amount Maximum redemption fee                        1.00%
charged only when selling shares you
have owned for less than 15 days

Annual fund operating expenses
% of average daily net assets
Management fees                                                       0.75%
Shareholder services fee                                              0.25%
Other expenses                                                        0.24%
Total                                                                 1.24%

Expense example

  1 Year              3 Years          5 Years          10 Years
-------------------------------------------------------------------
$126                   $393           $681             $1,500

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


Management fee: the fee
paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.



Shareholder services fee:
the fee paid to the fund's distributor for shareholder account service and maintenance.


Other expenses: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

The Fund       [Page 5]

Management


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $120 billion in over 160 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.75% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $389 billion of assets under management and $1.9 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


Timothy M. Ghriskey, CFA, senior portfolio manager and head of value equities at Dreyfus, has managed the fund since September 1995. He joined Dreyfus in July 1995 after ten years as an analyst and money manager for Loomis Sayles & Co., and today manages several other funds at Dreyfus.


Dreyfus has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund. Dreyfus portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the fund(s) they advise.



Concepts to understand

Year 2000 issues: the fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

[Page 6]

Financial Highlights


The following table describes the fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report.





                                                                           Year Ended October 31,
                                                   1998             1997            1996           1995           1994(1)
-------------------------------------------------------------------------------------------------------------------------
Per-Share Data ($)

Net asset value, beginning of period              21.35            18.05           15.46          12.63          12.50
Investment operations:
      Investment income - net                      0.09             0.07            0.12           0.22           0.26
      Net realized and unrealized gain (loss)
      on investments                               0.91             4.33            4.68           2.93          (0.13)
Total from investment operations                   1.00             4.40            4.80           3.15           0.13
Distributions:
      Dividends from investment
      income - net                                (0.06)           (0.11)          (0.21)         (0.32)             -
      Dividends from net realized gains
      on investments                              (1.06)           (0.99)          (2.00)             -              -
Total distributions                               (1.12)           (1.10)          (2.21)         (0.32)             -
Net asset value, end of period                    21.23            21.35           18.05          15.46          12.63
Total return (%)                                   4.83            25.29           34.35          25.73           1.04 2
Ratios/Supplemental Data
Ratio of expenses to average
net assets (%)                                     1.24             1.22            1.25           0.83              -
Ratio of net investment income to average
net assets (%)                                     0.36             0.41            0.93           1.64           2.08 2
Decrease reflected in above expense ratios
due to actions by Dreyfus (%)                         -             0.06            0.32           1.76           2.01 2
Portfolio turnover rate (%)                      156.72           110.14          186.39         143.61          48.35 2
Net assets, end of period ($ x 1,000)           135,812          161,960          34,187          6,687          5,168

1 From December 29, 1993 (commencement of operations) to October 31, 1994.
2 Not annualized.

The Fund       [Page 7]

Your Investment

Account Policies

Buying shares

You pay no sales charges to invest in this fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.
Minimum investments

                        Initial                Additional
--------------------------------------------------------------
Regular accounts        $2,500                 $100
                                               $500 for
                                               TeleTransfer investments

Traditional IRAs        $750                   no minimum

Spousal IRAs            $750                   no minimum

Roth IRAs               $750                   no minimum

Education IRAs          $500                   no minimum
                                               after the first year

Dreyfus automatic      $100                    $100
investment plans

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt.


[Page 8]

Selling shares


You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.


Before selling recently purchased shares, please note that:

  * if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment

  * if you are selling or exchanging shares you have owned for less than 15 days, the fund may deduct a 1% redemption fee (not charged on shares sold through the Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, or on shares acquired through dividend reinvestment) Limitations on selling shares by phone

Proceeds
sent by                         Minimum           Maximum
-----------------------------------------------------------------------------
Check                           no minimum        $150,000 per day

Wire                            $1,000            $250,000 for joint accounts
                                                  every 30 days

TeleTransfer                    $500              $250,000 for joint accounts
                                                  every 30 days


Written sell orders

Some circumstances require written sell orders along with signature guarantees.

These include:

* amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

* requests to send the proceeds to a different  payee or address

  Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Your Investment       [Page 9]

  Account Policies (continued)

General policies

Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

The fund reserves the right to:

 * refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

 * refuse any purchase or exchange request in excess of 1% of the fund's total assets

 * change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

 *  change its minimum investment amounts

 * delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions) The fund also reserves the right to make a "redemption in kind" - payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for:
any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

[Page 10]

Distributions and Taxes


The fund usually pays its shareholders dividends from its net investment income, and distributes any net capital gains it has realized once a year. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.


Fund dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.
In general, distributions are federally taxable as follows:


Taxability of distributions

Type of                            Tax rate for     Tax rate for
distribution                       15% bracket      28% bracket or above
---------------------------------------------------------------------------
Income                             Ordinary         Ordinary
dividends                          income rate      income rate

Short-term                         Ordinary         Ordinary
capital gains                      income rate      income rate

Long-term
capital gains                      10%              20%

The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


Taxes on transactions

Except in tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability.

The table at right also can provide a guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months.

Your Investment       [Page 11]

Services for fund Investors

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application or by calling 1-800-645-6561.

For investing
Dreyfus Automatic                           For making automatic investments
Asset Builder((reg.tm))                     from a designated bank account.

Dreyfus Payroll                             For making automatic investments
Savings Plan                                through a payroll deduction.
Dreyfus Government                          For making automatic investments
Direct Deposit                              from your federal employment,
Privilege                                   Social Security or other regular
                                            federal government check.

Dreyfus Dividend                            For automatically reinvesting the
Sweep                                       dividends and distributions from
                                            one Dreyfus fund into another
                                            (not available for IRAs).
For exchanging shares
Dreyfus Auto-                               For making regular exchanges
Exchange Privilege                          from one Dreyfus fund into
                                            another.
For selling shares
Dreyfus Automatic                           For making regular withdrawals
Withdrawal Plan                             from most Dreyfus funds.


Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Experienced financial

consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.


[Page 12]

Exchange privilege


You can exchange shares worth $500 or more from one Dreyfus fund into another (no minimum for retirement accounts). You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.


Dreyfus TeleTransfer privilege


To move money between your bank account and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application, or by contacting your financial representative.


24-hour automated account access

You can easily manage your Dreyfus accounts, check your account balances, transfer money between your Dreyfus funds, get price and yield information and much more - when it's convenient for you.


Retirement plans

Dreyfus offers a variety of retirement plans, including traditional, Roth and Education IRAs. Here's where you call for information:

 * for traditional, rollover, Roth and Education IRAs, call 1-800-645-6561
 * for SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call 1-800-358-0910

Your Investment       [Page 13]

    Instructions for regular accounts

TO OPEN AN ACCOUNT

  In Writing

  Complete the application.

  Mail your application and a check to:
  The Dreyfus Family of Funds
  P.O. Box 9387, Providence, RI 02940-9387


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Mail the slip and the check to:

  The Dreyfus Family of Funds
  P.O. Box 105, Newark, NJ 07101-0105


By Telephone

Wire Have your bank send your investment to The Bank of New York, with these instructions:
  * ABA# 021000018
  * DDA# 8900088133
  * the fund name
  * your Social Security or tax ID number
  * name(s) of investor(s)

  Call us to obtain an account number. Return your application.


Wire Have your bank send your investment to The Bank of New York, with these instructions:
  * ABA# 021000018
  * DDA# 8900088133
  * the fund name
  * your account number
  * name(s) of investor(s)

Electronic check  Same as wire, but insert "1111" before your account number.

TeleTransfer Request TeleTransfer on your application. Call us to request your transaction.

Automatically

With an initial investment Indicate on your application which automatic service(s) you want. Return your application with your investment.

Without any initial investment Check the Dreyfus Step Program option on your application. Return your application, then complete the additional materials when they are sent to you.

All services Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the forms along with any other required materials.

Via the Internet

Computer Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.


[Page 14]

TO SELL SHARES

Write a letter of instruction that includes:
  * your name(s) and signature(s)
  * your account number
  * the fund name
  * the dollar amount you want to sell
  * how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies - Selling Shares").

  Mail your request to:
  The Dreyfus Family of Funds
  P.O. Box 9671, Providence, RI 02940-9671


Wire Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

TeleTransfer Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

Check Call us to request your transaction. A check will be sent to the address of record.

Dreyfus Automatic Withdrawal Plan Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

  To reach Dreyfus, call
  toll free in the U.S.

  1-800-645-6561

  Outside the U.S. 516-794-5452

  Make checks payable to:

  The Dreyfus Family of Funds

  You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.



Your Investment       [Page 15]

Instructions for IRAs

  TO OPEN AN ACCOUNT

  In Writing

Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

  Mail your application and a check to:
  The Dreyfus Trust Company, Custodian
  P.O. Box 6427, Providence, RI 02940-6427

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check (see "To Open an Account" at left).

  By Telephone

Wire Have your bank send your investment to The Bank of New York, with these instructions:
  * ABA# 021000018
  * DDA# 8900088133
  * the fund name
  * your account number
  * name of investor
  * the contribution year

Electronic check Same as wire, but insert "1111" before your account number. Telephone Contribution Call to request us to move money from a regular Dreyfus account to an IRA (both accounts must be held in the same shareholder name).

  Automatically

Without any initial investment Call us to request a Dreyfus Step Program form. Complete and return the form along with your application.

All services Call us to request a form to add an automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

All contributions will count as current year.

  Via the Internet

  Computer Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.

[Page 16]

  TO SELL SHARES

Write a letter of instruction that includes:
  * your name and signature
  * your account number
  * the fund name
  * the dollar amount you want to sell
  * how and where to send the proceeds
  * whether the distribution is qualified or premature
  * whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required.
Mail in your request (see "To Open an Account" at left).




Dreyfus Automatic Withdrawal Plan Call us to request instructions to establish the plan.



  To reach Dreyfus, call
  toll free in the U.S.

  1-800-645-6561

  Outside the U.S. 516-794-5452

  Make checks payable to:

  The Dreyfus Trust Company, Custodian

  You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment      [Page 17]


For More Information


                      Dreyfus Large Company Value Fund
                      A Series of Dreyfus Growth and
                      Value Funds, Inc.
                      SEC file number:  811-7123



                      More information on this fund is
                      available free upon request, including the following:

                      Annual/Semiannual Report

                      Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

                      Statement of Additional Information (SAI)

                      Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

By telephone
Call 1-800-645-6561

By mail  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail  Send your request to info@dreyfus.com

On the Internet Text-only versions of fund documents can be viewed online or downloaded from:

    SEC
    http://www.sec.gov
    Dreyfus
    http://www.dreyfus.com

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

Copy Rights 1999 Dreyfus Service Corporation                   251P0899



Dreyfus Small Company Value Fund

Investing in value stocks for
capital appreciation


Prospectus March 1, 1999
                 As revised, August 1, 1999



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                       Contents
                                       The Fund

                                   2        Goal/Approach
                                   3        Main Risks
                                   4        Past Performance
                                   5        Expenses
                                   6        Management
                                   7        Financial Highlights
                                            Your Investment
                                   8        Account Policies
                                   11       Distributions and Taxes
                                   12       Services for Fund Investors
                                   14       Instructions for Regular Accounts
                                   16       Instructions for IRAs
                                            For More Information
                                            Back Cover

What every investor should know about the fund

Information for managing your fund account

Where to learn more about this and other Dreyfus funds

[Page]

The Fund
Dreyfus Small Company Value Fund
Ticker Symbol: DSCVX

Goal/Approach

The fund seeks capital appreciation. To pursue this goal, it invests at least 65% of its total assets in value companies. Normally, the fund invests substantially all of its assets in small-capitalization companies (those whose total market value is between $90 million and $900 million). The fund's stock investments may include common stocks, preferred stocks and convertible securities of both U.S. and foreign issuers.

The portfolio manager identifies potential investments through extensive quantitative and fundamental research. The fund will focus on individual stock selection (a "bottom-up" approach), emphasizing the fund's focus on three key factors:

  * value, or how a stock is valued relative to its intrinsic worth, based on traditional value measures

  * business health, or overall efficiency and profitability as measured by return on assets and return on equity

  * business momentum, or the presence of a catalyst (such as a corporate restructuring, change in management or spin-off) that will trigger a price increase near term to midterm

The fund typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum, or falls short of the manager's expectations.

Information on the fund's recent strategies and holdings can be found in the current annual/semiannual report (see back cover).

Concepts to understand

Small companies: new, often entrepreneurial companies. Small companies tend to grow faster than large-cap companies and typically use any profits for expansion rather than for paying dividends. They are also more volatile than larger companies and more vulnerable to major setbacks.

Value companies: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

[Page 2]

Main Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the fund will go up and down, which means that you could lose money.

Small companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Some of the fund's investments are made in anticipation of future products and services that, if delayed, could cause the company's stock price to drop.

The fund's investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, or their prices may go down. Further, while the fund's investments in value stocks may limit the overall downside risk of the fund over time, the fund may produce more modest gains than riskier small-company stock funds as a trade-off for this potentially lower risk.

Under adverse market conditions, the fund could invest some or all of its assets in money market securities. Although the fund would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market.


Other potential risks


The fund may, at times, invest in derivative securities, such as options and futures, and in foreign currencies. It can also sell short. These practices are used primarily to hedge the fund's portfolio but may be used to increase returns; however, such practices may sometimes lower returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the fund's performance.


At times, the fund may engage in short-term trading, which could produce higher brokerage costs and taxable distributions.

The fund can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the fund's gains or losses.

The Fund       [Page 3]

Past Performance


The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's performance from year to year. The second table compares the fund's performance over time to that of the Russell 2000 Index and Russell 2000 Value Index, which are unmanaged indexes of stock performance. Both tables assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.


Year-by-year total return as of 12/31 each year (%)

                            -1.51  36.11  34.15  25.96 -6.26
89    90    91    92    93     94     95     96     97    98

Best Quarter:             Q4 '98            +24.61%
Worst Quarter:            Q3 '98            -27.19%


The fund's year-to-date total return as of 6/30/99 was 18.94%.



Average annual total return as of 12/31/98


                                                                            Inception
                                       1 Year            5 Years            (12/29/93)
--------------------------------------------------------------------------------------
Fund                                   (6.26%)           16.25%               16.05%

Russell 2000
Index                                  (2.55%)           11.87%               11.87%*


Russell 2000
Value Index                            (6.45%)          13.99%                13.99%*



* For comparative purposes, the value of each index on 12/31/93 is used as the beginning value on 12/29/93.

What this fund is -  and isn't

This fund is a mutual fund:
a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


[Page 4]

Expenses

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees.

Fee table

Shareholder transaction fees
% of transaction amount
Maximum redemption fee                                               1.00%

charged only when selling shares you
have owned for less than 15 days

Annual fund operating expenses
% of average daily net assets
Management fees                                                      0.75%
Shareholder services fee                                             0.25%
Other expenses                                                       0.22%

Total                                                                1.22%

Expense example

 1 Year           3 Years         5 Years        10 Years
-------------------------------------------------------------
$124                $387           $670           $1,477

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.



Shareholder services fee:
the fee paid to the fund's distributor for shareholder account service and maintenance.


Other expenses: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

The Fund       [Page 5]

Management


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $120 billion in over 160 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.75% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $389 billion of assets under management and $1.9 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


Peter I. Higgins, CFA, has managed the fund since November 1997 and has been employed by Dreyfus since May 1996. Mr. Higgins has been a portfolio manager for The Boston Company Asset Management, an affiliate of Dreyfus, since 1991.


Dreyfus has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund. Dreyfus portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the fund(s) they advise.



Concepts to understand

Year 2000 issues: the fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.


[Page 6]

Financial Highlights


The following table describes the fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report.





                                                                          Year Ended October 31,
                                                   1998             1997            1996           1995          1994(1)
-------------------------------------------------------------------------------------------------------------------------
Per-Share Data ($)
Net asset value, beginning of period              21.95            17.66           14.00          12.43          12.50
Investment operations:
      Investment income (loss) - net               (.09) 2            -             .07            .10            .30
      Net realized and unrealized gain
      (loss) on investments                       (4.39)            6.43            4.69           2.33           (.37)
Total from investment operations                  (4.48)            6.43            4.76           2.43           (.07)
Distributions:
      Dividends from investment income - net       (.02)            (.04)           (.09)          (.33)             -
      Dividends from net realized
      gain on investments                          (.39)           (2.10)          (1.01)          (.53)             -
Total distributions                                (.41)           (2.14)          (1.10)          (.86)             -
Net asset value, end of period                    17.06            21.95           17.66          14.00          12.43
Total return (%)                                 (20.83)           40.22           35.99          21.30           (.56) 3
Ratios/Supplemental Data
Ratio of operating expenses to average
net assets (%)                                     1.21             1.23            1.27            .84              -
Ratio of interest expense and dividends
on securities sold short to
average net assets (%)                              .01              .02             .02            .07            .01 3
Ratio of net investment income (loss) to
average net assets (%)                             (.44)             .22             .62            .79           2.39 3
Decrease reflected in above expense
ratios due to actions by Dreyfus (%)                  -              .05             .41           1.80          2.07 3
Portfolio turnover rate (%)                      132.38            76.11          183.58         161.01        219.63 3
Net assets, end of period ($ x 1,000)           300,908          376,738          16,852          6,404          5,166

1 From December 29, 1993 (commencement of operations) to October 31, 1994.
2 Based on average shares outstanding at each month end.
3 Not annualized.

The Fund       [Page 7]

Your Investment

Account Policies

Buying shares

You pay no sales charges to invest in this fund.* Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

Minimum investments

                        Initial*               Additional
-----------------------------------------------------------------------
Regular accounts        $2,500                 $100
                                               $500 for
                                               TeleTransfer investments

Traditional IRAs        $750                   no minimum

Spousal IRAs            $750                   no minimum

Roth IRAs               $750                   no minimum

Education IRAs          $500                   no minimum
                                               after the first year

Dreyfus automatic      $100                    $100
investment plans

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

*  The fund is currently closed to new investors.

Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt.


[Page 8]

Selling shares


You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week. Before selling recently purchased shares, please note that:


  * if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment

  * if you are selling or exchanging shares you have owned for less than 15 days, the fund may deduct a 1% redemption fee (not charged on shares sold through the Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, or on shares acquired through dividend reinvestment)

Limitations on selling shares by phone
Proceeds
sent by                          Minimum         Maximum
---------------------------------------------------------------------------
Check                            no minimum      $150,000 per day

Wire                             $1,000          $250,000 for joint accounts
                                                 every 30 days

TeleTransfer                     $500            $250,000 for joint accounts
                                                 every 30 days


Written sell orders

Some circumstances require written sell orders along with signature guarantees.
These include:

  * amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

  *  requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Your Investment       [Page 9]

 Account Policies (continued)

General policies

Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

  The fund reserves the right to:

  * refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

 * refuse any purchase or exchange request in excess of 1% of the fund's total assets

 * change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

 *  change its minimum investment amounts

 * delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

   The fund also reserves the right to make a "redemption in kind" - payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for:
any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

[Page 10]

Distributions and Taxes


The fund usually pays its shareholders dividends from its net investment income, and distributes any net capital gains it has realized once a year. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.


Fund dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are federally taxable as follows:

Taxability of distributions

Type of                                   Tax rate for    Tax rate for
distribution                              15% bracket     28% bracket or above
---------------------------------------------------------------------------
Income                                    Ordinary         Ordinary
dividends                                 income rate      income rate

Short-term                                Ordinary         Ordinary
capital gains                             income rate      income rate

Long-term
capital gains                             10%              20%

The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


Taxes on transactions


Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability.


The table at right also can provide a guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months.

Your Investment       [Page 11]

Services for fund Investors

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application or by calling 1-800-645-6561.

For investing
Dreyfus Automatic                           For making automatic investments
Asset Builder((reg/tm))                     from a designated bank account.

Dreyfus Payroll                             For making automatic investments
Savings Plan                                through a payroll deduction.
Dreyfus Government                          For making automatic investments
Direct Deposit                              from your federal employment,
Privilege                                   Social Security or other regular
                                            federal government check.

Dreyfus Dividend                            For automatically reinvesting the
Sweep                                       dividends and distributions from
                                            one Dreyfus fund into another
                                            (not available for IRAs).

For exchanging shares

Dreyfus Auto-                               For making regular exchanges
Exchange Privilege                          from one Dreyfus fund into
                                            another.
For selling shares

Dreyfus Automatic                           For making regular withdrawals
Withdrawal Plan                             from most Dreyfus funds.


Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Our experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.


[Page 12]
Exchange privilege


You can exchange shares worth $500 or more from one Dreyfus fund into another (no minimum for retirement accounts). You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account
(as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.


Dreyfus TeleTransfer privilege


To move money between your bank account and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application, or by contacting your financial representative.


24-hour automated account access

You can easily manage your Dreyfus accounts, check your account balances, transfer money between your Dreyfus funds, get price and yield information and much more - when it's convenient for you.


Retirement plans

Dreyfus offers a variety of retirement plans, including traditional, Roth and Education IRAs. Here's where you call for information:

 * for traditional, rollover, Roth and Education IRAs, call 1-800-645-6561
 * for SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call 1-800-358-0910


Your Investment       [Page 13]

    Instructions for REGULAR ACCOUNTS

  TO OPEN AN ACCOUNT

    In Writing

  Complete the application.

  Mail your application and a check to:
  The Dreyfus Family of Funds
  P.O. Box 9387, Providence, RI 02940-9387

    TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

  Mail the slip and the check to:
  The Dreyfus Family of Funds
  P.O. Box 105, Newark, NJ 07101-0105


    By Telephone

Wire Have your bank send your investment to The Bank of New York, with these instructions:
  * ABA# 021000018
  * DDA# 8900088168
  * the fund name
  * your Social Security or tax ID number
  * name(s) of investor(s)

  Call us to obtain an account number. Return your application.

Wire Have your bank send your investment to The Bank of New York, with these instructions:
  * ABA# 021000018
  * DDA# 8900088168
  * the fund name
  * your account number
  * name(s) of investor(s)

Electronic check  Same as wire, but insert "1111" before your account number.

TeleTransfer Request TeleTransfer on your application. Call us to request your transaction.

    Automatically

With an initial investment Indicate on your application which automatic service(s) you want. Return your application with your investment.

Without any initial investment Check the Dreyfus Step Program option on your application. Return your application, then complete the additional materials when they are sent to you.

All services Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the forms along with any other required materials.

    Via the Internet

Computer Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.


[Page 14]

TO SELL SHARES

Write a letter of instruction that includes:
  * your name(s) and signature(s)
  * your account number
  * the fund name
  * the dollar amount you want to sell
  * how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies - Selling Shares").

  Mail your request to:
  The Dreyfus Family of Funds
  P.O. Box 9671, Providence, RI 02940-9671


Wire Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

TeleTransfer Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

Check  Call us to request your transaction.
A check will be sent to the address of record.

Dreyfus Automatic Withdrawal Plan Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

  To reach Dreyfus, call
  toll free in the U.S.

  1-800-645-6561

  Outside the U.S. 516-794-5452

  Make checks payable to:

  The Dreyfus Family of Funds

You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment       [page 15]

  Instructions for IRAS

  TO OPEN AN ACCOUNT

  In Writing

Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

  Mail your application and a check to:
  The Dreyfus Trust Company, Custodian
  P.O. Box 6427, Providence, RI 02940-6427

  TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check (see "To Open an Account" at left).

  By Telephone


Wire Have your bank send your investment to The Bank of New York, with these instructions:

  * ABA# 021000018
  * DDA# 8900088168
  * the fund name
  * your account number
  * name of investor
  * the contribution year

Electronic check  Same as wire, but insert "1111" before your account number.

Telephone Contribution Call to request us to move money from a regular Dreyfus account to an IRA (both accounts must be held in the same shareholder name).

  Automatically

Without any initial investment Call us to request a Dreyfus Step Program form. Complete and return the form along with your application.

All services Call us to request a form to add an automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

All contributions will count as current year.

  Via the Internet

Computer Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.

[Page 16]

TO SELL SHARES

  Write a letter of instruction that includes:

  * your name and signature
  * your account number
  * the fund name
  * the dollar amount you want to sell
  * how and where to send the proceeds
  * whether the distribution is qualified or premature
  * whether the 10% TEFRA should be withheld

  Obtain a signature guarantee or other documentation, if required.

  Mail in your request (see "To Open an Account" at left).





Dreyfus Automatic Withdrawal Plan Call us to request instructions to establish the plan.

  To reach Dreyfus, call toll free in the U.S.

  1-800-645-6561

  Outside the U.S. 516-794-5452

  Make checks payable to:

  The Dreyfus Trust Company, Custodian

You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.


Your Investment      [Page 17]

For More Information


  Dreyfus Small Company Value Fund
  A Series of Dreyfus Growth and
  Value Funds, Inc.
  SEC file number:  811-7123


                     More information on this fund is available free upon request, including the following:

                     Annual/Semiannual Report

                     Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

                     Statement of Additional Information (SAI)

                     Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).


 To obtain information:
 By telephone
 Call 1-800-645-6561

 By mail  Write to:
 The Dreyfus Family of Funds
 144 Glenn Curtiss Boulevard
 Uniondale, NY 11556-0144

 By E-mail  Send your request to info@dreyfus.com

 On the Internet Text-only versions of fund documents can be viewed online or downloaded from:

     SEC
     http://www.sec.gov
     Dreyfus
     http://www.dreyfus.com

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

Copy Rights 1999 Dreyfus Service Corporation                    253P0899



Dreyfus Aggressive Value Fund

Investing in value stocks for
capital appreciation


Prospectus January 1, 1999
                   As revised, August 1, 1999



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.

Any representation to the contrary is a criminal offense.

                                     Contents
                                       The Fund

                                   2        Goal/Approach
                                   3        Main Risks
                                   4        Past Performance
                                   5        Expenses
                                   6        Management
                                   7        Financial Highlights
                                            Your Investment
                                   8        Account Policies
                                   11       Distributions and Taxes
                                   12       Services for Fund Investors
                                   14       Instructions for Regular Accounts
                                   16       Instructions for IRAs

                                            For More Information

                                            Back Cover

What every investor should know about
the fund

Information for managing your fund account

Where to learn more about this and other Dreyfus funds

[Page]

The Fund

Dreyfus Aggressive Value Fund
Ticker Symbol: DAGVX

Goal/Approach


The fund seeks capital appreciation. To pursue this goal, it invests at least 65% of its total assets in the stocks of value companies of any size. The fund's stock investments may include common stocks, preferred stocks and convertible securities of both U.S. and foreign issuers. The fund may overweight or underweight certain economic sectors relative to the Russell 1000 Value Index.


The manager uses Dreyfus's own research and computer models to select a core portfolio and a strategic portfolio. The core portfolio consists primarily of mid- and large-capitalization value stocks with price-to-earnings ratios below the market average and projected growth rates that are competitive with the market average. The strategic portfolio, which represents approximately 20% of the fund's assets, emphasizes short-selling, hedging techniques, overweighted industry and security positions, and investments in small companies, high-yield debt securities and private placements.

The fund typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or falls short of the manager's expectations.

Information on the fund's recent strategies and holdings can be found in the current annual/semiannual report (see back cover).

Concepts to understand

Value companies: companies that appear underpriced according to certain financial measurements of their instrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

[Page 2]

Main Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. Because the fund is an aggressive stock fund, the value of your investment will go up and down, sometimes dramatically, which means that you could lose money.

The fund's investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, or their prices may go down. Further, while the fund's investments in value stocks may limit the overall downside risk of the fund over time, the fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

While the fund's emphasis on value stocks could potentially lessen the impact of volatility, the fund's strategic portfolio involves riskier investments, such as high-yield bonds and small-capitalization companies, that could increase the fund's volatility.

Small-cap securities, and to a lesser degree mid-cap securities, can be riskier investments for the fund because they tend to be less liquid, their prices tend to be more volatile and their earnings tend to be less predictable than the securities of larger, more established companies. High-yield, or "junk," bonds are subject to greater interest rate risk and credit risk than investment-grade securities.


Under adverse market conditions, the fund could invest some or all of its assets in money market securities. Although the fund would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market.


Other potential risks


The fund may, at times, invest in derivative securities, such as options and futures, and in foreign currencies. It may also sell short. These practices are used primarily to hedge the fund's portfolio but may be used to increase returns; however, such practices sometimes may lower returns or increase volatility. Derivatives can be illiquid and a small investment in certain derivatives could have a potentially large impact on the fund's performance.


At times, the fund may engage in short-term trading, which could produce higher brokerage costs and taxable distributions. The fund may overweight certain sectors, which, if there is a market downturn in the sector, could result in a disproportionate impact on the fund.

       [Page 3]
Past Performance


The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's performance from year to year. The second table compares the fund's performance over time to that of the Russell 1000 Value Index and the S&P 500((reg.tm)) Index, which are unmanaged indexes of stock performance. Both tables assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.



Year-by-year total return as of 12/31 each year (%)



                                              38.91   21.55   9.98
89     90     91     92     93     94    95      96      97     98


Best Quarter:             Q4 '98            +16.26%
Worst Quarter:            Q3 '98            -12.58%



The fund's year-to-date total return as of 6/30/99 was 5.99%.


Average annual total return as of 12/31/98

                                                                 Inception
                                                  1 Year         (9/29/95)
---------------------------------------------------------------------------


                  Fund                             9.98%            31.21%

                  Russell 1000 Value Index        15.63%            24.30%*

                  S&P 500 Index                   28.60%            28.08%*



* For comparative purposes, the value of each index on 9/30/95 is used as the beginning value on 9/29/95.


What this fund is - and isn't

This fund is a mutual fund:
a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


[Page 4]

Expenses

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees.

Fee table




Shareholder transaction fees
% of transaction amount
Maximum redemption fee                                               1.00%
charged only when selling shares you
have owned for less than 15 days

Annual fund operating expenses
% of average daily net assets
Management fees                                                      0.75%
Shareholder services fee                                             0.25%
Other expenses                                                       0.28%

Total                                                                1.28%
Expense example

  1 Year               3 Years          5 Years            10 Years
----------------------------------------------------------------------------
$130                    $406            $702               $1,545

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return andexpenses will be different, the example is for comparison only.

Concepts to understand


Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


Shareholder services fee:
the fee paid to the fund's distributor for shareholder account service and maintenance.


Other expenses: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

The Fund       [Page 5]

Management


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $120 billion in over 160 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.75% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $389 billion of assets under management and $1.9 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.



Timothy M. Ghriskey, CFA, senior portfolio manager and head of value equities at Dreyfus, has managed the fund since September 1995. He joined Dreyfus in July 1995 after ten years as an analyst and money manager for Loomis Sayles & Co., and today manages several other funds at Dreyfus.


Dreyfus has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund. Dreyfus portfolio managers and other investment personnel who comply with the Policy"s preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the fund(s) they advise.



Concepts to understand

Year 2000 issues: the fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems.
This could have an impact on the value of the fund's investments and its share price.


[Page 6]

Financial Highlights


The following table describes the fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report.





                                                                          Year Ended August 31,
                                                               1998                 1997               1996(1)
-------------------------------------------------------------------------------------------------------------
Per-Share Data ($)
Net asset value, beginning of period                          26.40                20.08              12.50
Investment operations:
      Investment income - net                                   .05                  .02                .09
      Net realized and unrealized gain (loss)
on investments                                                (4.27)                8.22               7.53
Total from investment operations                              (4.22)                8.24               7.62
Distributions:
      Dividends from investment income - net                   (.03)                (.05)              (.04)
      Dividends from net realized gain (loss)
      on investments                                          (1.70)               (1.87)                 -
Total distributions                                           (1.73)               (1.92)              (.04)
Net asset value, end of period                                20.45                26.40              20.08
Total return (%)                                             (17.02)               43.57              61.00 2
Ratios/Supplemental Data
Ratio of expenses to average net assets (%)                    1.27                 1.24              1.172
Ratio of interest expense
to average net assets (%)                                       .01                    -                  -
Ratio of net investment income
to average net assets (%)                                       .16                  .18                .55 2
Decrease reflected in above expense ratios
due to actions by Dreyfus (%)                                     -                  .14                .63 2
Portfolio turnover rate (%)                                  170.46               120.71             260.98 2
Net assets, end of period ($ x 1,000)                        91,909              159,529              9,711

1 From September 29, 1995 (commencement of operations) to August 31, 1996.
2 Not annualized.

The Fund       [Page 7]
Your Investment

Account Policies

Buying shares


You pay no sales charges to invest in this fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.



Minimum investments

                        Initial                Additional
--------------------------------------------------------------------
Regular accounts        $2,500                 $100
                                               $500 for
                                               TeleTransfer investments

Traditional IRAs        $750                   no minimum

Spousal IRAs            $750                   no minimum

Roth IRAs               $750                   no minimum

Education IRAs          $500                   no minimum
                                               after the first year

Dreyfus automatic      $100                    $100
investment plans
                      All investments must be in U.S.
                      dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt.


[Page 8]

Selling shares


You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.


Before selling recently purchased shares, please note that:

  * if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment

  * if you are selling or exchanging shares you have owned for less than 15 days, the fund may deduct a 1% redemption fee (not charged on shares sold through the Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, or on shares acquired through dividend reinvestment)

Limitations on selling shares by phone

Proceeds
sent by                          Minimum          Maximum
----------------------------------------------------------------------------
Check                            no minimum       $150,000 per day

Wire                             $1,000           $250,000 for joint accounts
                                                  every 30 days

TeleTransfer                     $500             $250,000 for joint accounts
                                                  every 30 days


Written sell orders

Some circumstances require written sell orders along with signature guarantees.
These include:

amounts of $1,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.


Your Investment       [Page 9]
  Account Policies (continued)

General policies

Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

The fund reserves the right to:
* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)
* refuse any purchase or exchange request in excess of 1% of the fund's total assets
* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions
* change its minimum investment amounts
* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" - payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for:
any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

[Page 10]

Distributions and Taxes


The fund usually pays its shareholders dividends from its net investment income, and distributes any net capital gains it has realized once a year. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.



Fund dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are federally taxable as follows:



Taxability of distributions

Type of                            Tax rate for     Tax rate for
distribution                       15% bracket      28% bracket or above
--------------------------------------------------------------------------
Income                             Ordinary         Ordinary
dividends                          income rate      income rate

Short-term                         Ordinary         Ordinary
capital gains                      income rate      income rate
Long-term
capital gains                      10%              20%

The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


Taxes on transactions

Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability.


The table at right also can provide a guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months.




Your Investment       [Page 11]

Services for fund Investors

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application or by calling 1-800-645-6561.

For investing
Dreyfus Automatic                           For making automatic investments
Asset Builder((reg.tm))                     from a designated bank account.

Dreyfus Payroll                             For making automatic investments
Savings Plan                                through a payroll deduction.
Dreyfus Government                          For making automatic investments
Direct Deposit                              from your federal employment,
Privilege                                   Social Security or other regular
                                            federal government check.

Dreyfus Dividend                            For automatically reinvesting the
Sweep                                       dividends and distributions from
                                            one Dreyfus fund into another
                                            (not available for IRAs).
For exchanging shares
Dreyfus Auto-                               For making regular exchanges
Exchange Privilege                          from one Dreyfus fund into
                                            another.
For selling shares
Dreyfus Automatic                           For making regular withdrawals
Withdrawal Plan                             from most Dreyfus funds.


Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Our experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.


[Page 12]

Exchange privilege


You can exchange shares worth $500 or more from one Dreyfus fund into another (no minimum for retirement accounts). You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.



Dreyfus TeleTransfer privilege


To move money between your bank account and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application, or by contacting your financial representative.


24-hour automated account access

You can easily manage your Dreyfus accounts, check your account balances, transfer money between your Dreyfus funds, get price and yield information and much more - when it's convenient for you.


Retirement plans

Dreyfus offers a variety of retirement plans, including traditional, Roth and Education IRAs. Here's where you call for information:

 * for traditional, rollover, Roth and Education IRAs, call 1-800-645-6561
 * for SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call 1-800-358-0910


Your Investment       [Page 13]

 Instructions for regular accounts

  TO OPEN AN ACCOUNT

          In Writing

  Complete the application.
  Mail your application and a check to:
  The Dreyfus Family of Funds
  P.O. Box 9387, Providence, RI 02940-9387


          TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
The Dreyfus Family of Funds
P.O. Box 105, Newark, NJ 07101-0105


          By Telephone

Wire Have your bank send your investment to The Bank of New York, with these instructions:
  * ABA# 021000018
  * DDA# 8900279648
  * the fund name
  * your Social Security or tax ID number
  * name(s) of investor(s)

  Call us to obtain an account number. Return your application.

Wire Have your bank send your investment to The Bank of New York, with these instructions:
  * ABA# 021000018
  * DDA# 8900279648
  * the fund name
  * your account number
  * name(s) of investor(s)

Electronic check Same as wire, but insert "1111" before your account number. TeleTransfer Request TeleTransfer on your application. Call us to request your transaction.

          Automatically

  With an initial investment Indicate on your application which automatic service(s) you want. Return your application with your investment.

  Without any initial investment Check the Dreyfus Step Program option on your application. Return your application, then complete the additional materials when they are sent to you.

All services Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the forms along with any other required materials.

          Via the Internet

Computer Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.


[Page 14]
          TO SELL SHARES

Write a letter of instruction that includes:
  * your name(s) and signature(s)
  * your account number
  * the fund name
  * the dollar amount you want to sell
  * how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies - Selling Shares").

Mail your request to:
The Dreyfus Family of Funds
P.O. Box 9671, Providence, RI 02940-9671


Wire Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank. TeleTransfer Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

Check Call us to request your transaction. A check will be sent to the address of record.

Dreyfus Automatic Withdrawal Plan Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.


  To reach Dreyfus, call
  toll free in the U.S.

  1-800-645-6561

  Outside the U.S. 516-794-5452

  Make checks payable to:

  The Dreyfus Family of Funds

  You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment      [Page 15]

    Instructions for IRAs

       TO OPEN AN ACCOUNT

           In Writing

Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

  Mail your application and a check to:
  The Dreyfus Trust Company, Custodian
  P.O. Box 6427, Providence, RI 02940-6427

       TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check (see "To Open an Account" at left).

           By Telephone


Wire Have your bank send your investment to The Bank of New York, with these instructions:

  * ABA# 021000018
  * DDA# 8900279648
  * the fund name
  * your account number
  * name of investor
  * the contribution year

Electronic check Same as wire, but insert "1111" before your account number. Telephone Contribution Call to request us to move money from a regular Dreyfus account to an IRA (both accounts must have the same shareholder name).

           Automatically

Without any initial investment Call us to request a Dreyfus Step Program form. Complete and return the form along with your application.

All services Call us to request a form to add an automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

All contributions will count as current year.

         Via the Internet

Computer Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.

[Page 16]

         TO SELL SHARES

Write a letter of instruction that includes:

  * your name and signature
  * your account number
  * the fund name
  * the dollar amount you want to sell
  * how and where to send the proceeds
  * whether the distribution is qualified or premature
  * whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required.

Mail in your request (see "To Open an Account" at left).




Dreyfus Automatic Withdrawal Plan Call us to request instructions to establish the plan.


  To reach Dreyfus, call
  toll free in the U.S.

  1-800-645-6561

  Outside the U.S. 516-794-5452

  Make checks payable to:

  The Dreyfus Trust Company, Custodian

You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.


Your Investment       [Page 17]

For More Information


                      Dreyfus Aggressive Value Fund
                      A Series of Dreyfus Growth and
                      Value Funds, Inc.
                      SEC file number:  811-7123


                      More information on this fund is
                      available free upon request, including the following:

                      Annual/Semiannual Report

                      Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

                      Statement of Additional Information (SAI)

                      Provides more details about the fund and its policies.
                      A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

By telephone
Call 1-800-645-6561

By mail  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail  Send your request to info@dreyfus.com

On the Internet Text-only versions of fund documents can be viewed online or downloaded from:
    SEC
    http://www.sec.gov
    Dreyfus
    http://www.dreyfus.com

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

Copy Rights 1999 Dreyfus Service Corporation                  257P0899



Dreyfus Midcap Value Fund

Investing in value stocks for
capital appreciation


Prospectus January 1, 1999
                   As revised, August 1, 1999



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.

Any representation to the contrary is a criminal offense.

                                       Contents

                                       The Fund

                                   2        Goal/Approach
                                   3        Main Risks
                                   4        Past Performance
                                   5        Expenses
                                   6        Management
                                   7        Financial Highlights
                                            Your Investment
                                   8        Account Policies
                                   11       Distributions and Taxes
                                   12       Services for Fund Investors
                                   14       Instructions for Regular Accounts
                                   16       Instructions for IRAs

                                             For More Information

                                             Back Cover

What every investor should know about the fund

Information for managing your fund account

Where to learn more about this and other Dreyfus funds

[Page]

The Fund

Dreyfus Midcap Value Fund
Ticker Symbol: DMCVX

Goal/Approach


The fund seeks to surpass the performance of the Russell Midcap Value Index. To pursue this goal, it invests at least 65% of total assets in value companies. Normally, the fund invests substantially all of its assets in mid-capitalization companies (those whose total market value is between $400 million and $4 billion). The fund's stock investments may include common stocks, preferred stocks and convertible securities of both U.S. and foreign issuers.


The portfolio manager identifies potential investments through extensive quantitative and fundamental research. The fund will focus on individual stock selection (a "bottom-up" approach), emphasizing three key factors:

  * value, or how a stock is valued relative to its intrinsic worth based on traditional value measures

  * business health, or overall efficiency and profitability as measured by return on assets and return on equity

  * business momentum, or the presence of a catalyst (such as a corporate restructuring, change in management or spin-off) that will trigger a price increase near term to midterm

The fund typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum, or falls short of the manager's expectations.

Information on the fund's recent strategies and holdings can be found in the current annual/semiannual report (see back cover).

Concepts to understand

Midcap companies: established companies that may not be well known. Midcap companies may lack the resources to weather economic shifts, though they can be faster to innovate than large companies.

Value companies: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.


[Page 2]

Main Risks

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the fund will go up and down, which means that you could lose money.

Midsize companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Some of the fund's investments are made in anticipation of future products and services that, if delayed, could cause the company's stock price to drop.

The fund's investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, or their prices may go down. Further, while the fund's investments in value stocks may limit the overall downside risk of the fund over time, the fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

Under adverse market conditions, the fund could invest some or all of its assets in money market securities. Although the fund would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market.


Other potential risks


The fund may, at times, invest in derivative securities, such as options and futures, and in foreign currencies. It can also sell short. When employed, these practices are used primarily to hedge the fund's portfolio, and also may be used to increase returns; however, such practices may sometimes lower returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the fund's performance.



At times, the fund may engage in short-term trading, which could produce higher brokerage costs and taxable distributions.

The fund can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the fund's gains or losses.

The Fund       [Page 3]

Past Performance


The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's performance from year to year. The second table compares the fund's performance over time to that of the Russell Midcap Value Index and the Russell Midcap Index, which are unmanaged indexes of stock performance. Both tables assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.



Year-by-year total return as of 12/31 each year (%)


                                       37.33  28.00  -4.21
89    90    91    92    93    94    95    96     97     98


Best Quarter:             Q4 '98            +22.55%
Worst Quarter:            Q3 '98            -27.65%



The fund's year-to-date total return as of 6/30/99 was 28.43%.

Average annual total return as of 12/31/98

                                                    Inception
                                    1 Year          (9/29/95)
---------------------------------------------------------------


Fund                               (4.21%)            20.39%

Russell Midcap
Value Index                         5.09%             19.31%*

Russell Midcap Index               10.09%             18.68%*


* For comparative purposes, the value of each index on 9/30/95 is used as the beginning value on 9/29/95.

What this fund is - and isn't

This fund is a mutual fund:
a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


[Page 4]

Expenses

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

The fund has no sales charge (load) or 12b-1 distribution fees.

Fee table

Shareholder transaction fees
% of transaction amount
Maximum redemption fee                                                1.00%
charged only when selling shares you
have owned for less than 15 days
Annual fund operating expenses
% of average daily net assets

Management fees                                                       0.75%

Shareholder services fee                                              0.25%

Other expenses                                                        0.30%

Total                                                                 1.30%

Expense example

  1 Year             3 Years         5 Years          10 Years
-----------------------------------------------------------------
$132                 $412           $713              $1,568

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


Management fee: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.



Shareholder services fee:
the fee paid to the fund's distributor for shareholder account service and maintenance.


Other expenses: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

The Fund       [Page 5]

Management


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $120 billion in over 160 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.75% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $389 billion of assets under management and $1.9 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.



Peter I. Higgins, CFA, has managed the fund since September 1995. Mr. Higgins has been a portfolio manager for The Boston Company Asset Management, an affiliate of Dreyfus, since 1991. In May 1996, he became a dual employee of Dreyfus and The Boston Company.


Dreyfus has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund. Dreyfus portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the fund(s) they advise.


Concepts to understand

Year 2000 issues: the fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.


[Page 6]

Financial Highlights


The following table describes the fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report.




                                                                       Year Ended August 31,
                                                          1998                 1997               1996 1
-----------------------------------------------------------------------------------------------------------
Per-Share Data ($)
Net asset value, beginning of period                     22.23                15.80               12.50
Investment operations:
      Investment income (loss) - net                      (.06) 2              (.01)                .08
      Net realized and unrealized gain (loss)
      on investments                                     (5.73)                8.23                3.28
Total from investment operations                         (5.79)                8.22                3.36
Distributions:
      Dividends from investment income - net                 -                 (.04)               (.04)
      Dividends from net realized gain
      on investments                                     (1.05)               (1.75)               (.02)
Total distributions                                      (1.05)               (1.79)               (.06)
Net asset value, end of period                           15.39                22.23               15.80
Total return (%)                                        (27.32)               55.45               26.88 3
Ratios/Supplemental Data
Ratio of operating expenses
to average net assets (%)                                 1.29                 1.25                1.18 3
Ratio of interest expense and loan
commitment fees to average net assets (%)                  .01                  .01                 .01 3
Ratio of net investment income (loss)
to average net assets (%)                                 (.25)                (.14)                .56 3
Decrease reflected in above expense ratios
due to actions by Dreyfus (%)                                -                  .26                1.13 3
Portfolio turnover rate (%)                             168.72               154.92              266.80 3
Net assets, end of period ($ x 1,000)                   80,300               81,494               3,591

1 From September 29, 1995 (commencement of operations) to August 31, 1996.
2 Based on average shares outstanding at each month end.
3 Not annualized.

The Fund       [Page 7]

Your Investment

Account Policies

Buying shares


You pay no sales charges to invest in this fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.



Minimum investments
                        Initial                Additional
------------------------------------------------------------------
Regular accounts        $2,500                 $100
                                               $500 for
                                               TeleTransfer investments

Traditional IRAs        $750                   no minimum

Spousal IRAs            $750                   no minimum

Roth IRAs               $750                   no minimum

Education IRAs          $500                   no minimum
                                               after the first year

Dreyfus automatic      $100                    $100
investment plans
                      All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt.


[Page 8]

Selling shares


You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.


Before selling recently purchased shares, please note that:

  * if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment

  * if you are selling or exchanging shares you have owned for less than 15 days, the fund may deduct a 1% redemption fee (not charged on shares sold through the Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, or on shares acquired through dividend reinvestment)

Limitations on selling shares by phone

Proceeds
sent by                        Minimum         Maximum
-----------------------------------------------------------------------
Check                          no minimum      $150,000 per day

Wire                           $1,000          $250,000 for joint accounts
                                               every 30 days

TeleTransfer                     $500           $250,000 for joint accounts
                                                every 30 days


Written sell orders

Some circumstances require written sell orders along with signature guarantees.
These include:

* amounts of $1,000 or more on accounts whose address has been changed within the last 30 days
* requests to send the proceeds to a different  payee or address
  Written sell orders of $100,000 or more must also be signature guaranteed.

  A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Your Investment       [Page 9]

  Account Policies (continued)

General policies

Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

The fund reserves the right to:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*   change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" - payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for:
any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

[Page 10]

Distributions and Taxes


The fund generally pays its shareholders dividends from its net investment income, and distributes any net capital gains it has realized once a year. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.


Fund dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are federally taxable as follows:



Taxability of distributions

Type of                               Tax rate for     Tax rate for
distribution                          15% bracket      28% bracket or above
---------------------------------------------------------------------------
Income                                Ordinary         Ordinary
dividends                             income rate      income rate

Short-term                            Ordinary         Ordinary
capital gains                         income rate      income rate
Long-term
capital gains                         10%              20%

The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions


Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability.



The table at right also can provide a guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months.



Your Investment       [Page 11]

Services for fund Investors

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application or by calling 1-800-645-6561.

For investing
Dreyfus Automatic                           For making automatic investments
Asset Builder((reg.tm))                     from a designated bank account.

Dreyfus Payroll                             For making automatic investments
Savings Plan                                through a payroll deduction.
Dreyfus Government                          For making automatic investments
Direct Deposit                              from your federal employment,
Privilege                                   Social Security or other regular
                                            federal government check.

Dreyfus Dividend                            For automatically reinvesting the
Sweep                                       dividends and distributions from
                                            one Dreyfus fund into another
                                            (not available for IRAs).
For exchanging shares
Dreyfus Auto-                               For making regular exchanges
Exchange Privilege                          from one Dreyfus fund into
                                            another.
For selling shares
Dreyfus Automatic                           For making regular withdrawals
Withdrawal Plan                             from most Dreyfus funds.


Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.


[Page 12]

Exchange privilege


You can exchange shares worth $500 or more from one Dreyfus fund into another (no minimum for retirement accounts). You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.


Dreyfus TeleTransfer privilege


To move money between your bank account and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application, or by contacting your financial representative.


24-hour automated account access

You can easily manage your Dreyfus accounts, check your account balances, transfer money between your Dreyfus funds, get price and yield information and much more - when it's convenient for you.

Retirement plans

Dreyfus offers a variety of retirement plans, including traditional, Roth and Education IRAs. Here's where you call for information:

 * for traditional, rollover, Roth and Education IRAs, call 1-800-645-6561

 * for SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call 1-800-358-0910


Your Investment       [Page 13]

    Instructions for regular accounts

  TO OPEN AN ACCOUNT

          In Writing

  Complete the application.
  Mail your application and a check to:
  The Dreyfus Family of Funds
  P.O. Box 9387, Providence, RI 02940-9387


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
The Dreyfus Family of Funds
P.O. Box 105, Newark, NJ 07101-0105


         By Telephone
Wire Have your bank send your investment to The Bank of New York, with these instructions:
  * ABA# 021000018
  * DDA# 8900279656
  * the fund name
  * your Social Security or tax ID number
  * name(s) of investor(s)
  Call us to obtain an account number. Return your application.


Wire Have your bank send your investment to The Bank of New York, with these instructions:
* ABA# 021000018
* DDA# 8900279656
* the fund name
* your account number
* name(s) of investor(s)
Electronic check Same as wire, but insert "1111" before your account number. TeleTransfer Request TeleTransfer on your application. Call us to request your transaction.

         Automatically

  With an initial investment Indicate on your application which automatic service(s) you want. Return your application with your investment.

  Without any initial investment Check the Dreyfus Step Program option on your application. Return your application, then complete the additional materials when they are sent to you.

All services Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the forms along with any other required materials.

         Via the Internet

  Computer Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.


[Page 14]

TO SELL SHARES
Write a letter of instruction that includes:
* your name(s) and signature(s)
* your account number
* the fund name
* the dollar amount you want to sell
* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies - Selling Shares").

Mail your request to:
The Dreyfus Family of Funds
P.O. Box 9671, Providence, RI 02940-9671

Wire Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

TeleTransfer Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

Check Call us to request your transaction. A check will be sent to the address of record.

Dreyfus Automatic Withdrawal Plan Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.


  To reach Dreyfus, call
  toll free in the U.S.

  1-800-645-6561

  Outside the U.S. 516-794-5452

  Make checks payable to:

  The Dreyfus Family of Funds

  You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment       [Page 15]

    Instructions for IRAs

  TO OPEN AN ACCOUNT

         In Writing
  Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

  Mail your application and a check to:
  The Dreyfus Trust Company, Custodian
  P.O. Box 6427, Providence, RI 02940-6427

TO ADD TO AN ACCOUNT
Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check (see "To Open an Account" at left).

         By Telephone


Wire  Have your bank send your
investment to The Bank of New York,
with these instructions:
* ABA# 021000018
* DDA# 8900279656
* the fund name
* your account number
* name of investor
* the contribution year

Electronic check  Same as wire, but insert "1111" before your account number.

Telephone Contribution Call to request us to move money from a regular Dreyfus account to an IRA (both accounts must be held in the same shareholder name).

         Automatically

  Without any initial investment Call us to request a Dreyfus Step Program form. Complete and return the form along with your application.

All services Call us to request a form to add an automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

All contributions will count as current year.

         Via the Internet

  Computer Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.

[Page 16]
TO SELL SHARES

Write a letter of instruction that includes:
* your name and signature
* your account number
* the fund name
* the dollar amount you want to sell
* how and where to send the proceeds
* whether the distribution is qualified or premature
* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required.
Mail in your request (see "To Open an Account" at left).




Dreyfus Automatic Withdrawal Plan Call us to request instructions to establish the plan.


  To reach Dreyfus, call
  toll free in the U.S.

  1-800-645-6561

  Outside the U.S. 516-794-5452

  Make checks payable to:

  The Dreyfus Trust Company, Custodian

  You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.


Your Investment      [Page 17]

For More Information

                      Dreyfus Midcap Value Fund
                      A Series of Dreyfus Growth and
                      Value Funds, Inc.
                      SEC file number:  811-7123



                      More information on this fund is
                      available free upon request, including the following:

                      Annual/Semiannual Report

                      Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

                      Statement of Additional Information (SAI)

                      Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

By telephone
Call 1-800-645-6561

By mail  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

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Copy Rights 1999 Dreyfus Service Corporation                  258P0899